UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8979

The Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		614-470-8000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

Item 1. Schedule of Investments.

Victory Variable Insurance Funds

Diversified Stock Fund

Schedule of Portfolio Investments

September 30, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares or Principal Amount	Value
Commercial Paper (2.9%)
Bank holding companies (2.9%)
Chesham Finance, 5.40%, 10/2/06	1,352	$1,352
Total Commercial Paper (Cost $1,352)		1,352

Common Stocks (96.7%)
Aluminum (0.9%)
Alcoa, Inc.	14,400	404

Banks (3.6%)
Bank of America Corp.	26,700	1,431
North Fork Bancorporation, Inc.	8,600	246
		1,677

Biotechnology (4.2%)
Amgen, Inc. (b)	27,000	1,931
Brokerage Services (4.3%)
Charles Schwab Corp.	78,400	1,403
Merrill Lynch & Co., Inc.	7,400	579
		1,982

Chemicals (1.7%)
Celanese Corp., Series A	18,002	322
PPG Industries, Inc.	7,200	483
		805

Coal (0.7%)
Peabody Energy Corp.	8,600	316
Computers & Peripherals (8.9%)
Cisco Systems, Inc. (b)	81,700	1,878
Dell, Inc. (b)	16,200	370
International Business Machines Corp.	14,100	1,155
Research In Motion Ltd. (b)	2,346	241
Seagate Technology	22,900	529
		4,173

Cosmetics & Toiletries (1.9%)
Procter & Gamble Co.	13,800	855
Electronics (4.7%)
General Electric Co.	60,900	2,150

Engineering (2.1%)
ABB Ltd., ADR	72,700	958
Financial & Insurance (0.8%)
Ambac Financial Group, Inc.	4,431	367
Financial Services (4.7%)
Capital One Financial Corp.	8,500	669
Franklin Resources, Inc.	6,800	719
Legg Mason, Inc.	7,900	797
		2,185

Food Processing & Packaging (1.8%)
General Mills, Inc.	14,332	811
Forest Products-Lumber & Paper (1.4%)
Weyerhaeuser Co.	10,675	657
Health Care (3.2%)
Medtronic, Inc.	31,500	1,463
Heavy Machinery (4.7%)
Caterpillar, Inc.	15,800	1,040
Deere & Co.	13,312	1,117
		2,157

Insurance (3.3%)
American International Group, Inc.	11,724	777
Marsh & McLennan Cos., Inc.	27,100	763
		1,540

Internet Business Services (1.5%)
Symantec Corp. (b)	32,200	685

Internet Service Provider (2.7%)
Yahoo, Inc. (b)	48,600	1,229
Machine-Diversified (0.3%)
Rockwell International Corp.	2,700	157
Manufacturing-Miscellaneous (2.2%)
Siemens AG, ADR	11,800	1,028
Media (1.3%)
Time Warner, Inc.	32,800	598
Oil & Gas Exploration, Production & Services (2.2%)
Transocean, Inc. (b)	14,037	1,028
Oil-Integrated Companies (0.8%)
Hess Corp.	8,600	356
Oilfield Services & Equipment (5.8%)
Halliburton Co.	62,200	1,769
Weatherford International Ltd. (b)	22,213	927
		2,696

Pharmaceuticals (3.8%)
Novartis AG, ADR	8,100	473
Pfizer, Inc.	44,705	1,268
		1,741

Retail (1.4%)
Best Buy Co., Inc.	11,700	627

Retail - Discount (0.8%)
TJX Cos., Inc.	13,300	373
Retail-Specialty Stores (1.4%)
Tiffany & Co.	19,600	651
Semiconductors (5.6%)
Broadcom Corp., Class A (b)	18,100	549
Intel Corp.	98,800	2,032
		2,581

Software & Computer Services (8.7%)
First Data Corp.	27,900	1,172
Microsoft Corp.	44,200	1,208
Oracle Corp. (b)	93,500	1,658
		4,038

Telecommunications-Services & Equipment (0.4%)
Nokia Corp., ADR	8,300	163
Tobacco (0.5%)
UST, Inc.	4,600	252
Transportation Services (2.4%)
United Parcel Service, Inc., Class B	15,400	1,108
Utilities-Telecommunications (2.0%)
Sprint Nextel Corp.	53,800	923
Total Common Stocks (Cost $41,008)		44,665

Total Investments (Cost $42,360) (a) - 99.6%		46,017
Other assets in excess of liabilities - 0.4%		185
NET ASSETS - 100.0%		$46,202

(a)           Represents cost for financial reporting purposes.

At September 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for income tax purposes, were as follows:

	Cost of Investments For Federal Tax purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation

Diversified Stock Fund	$40,465	$4,501	$(948)	$3,553

(b)          Non-income producing securities

ADR – American Depositary Receipts

See notes to Schedule of Portfolio Investments.

Notes to Schedule of Portfolio Investments

September 30, 2006  (unaudited)

Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedule of investments.  The policies are in conformity with accounting principles generally accepted in the United States of America.  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq/NMS, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded.  If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price (“NOCP”), if applicable.  Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value.  Investments in other open-end investment companies are valued at net asset value.  Investments for which there are no such quotations, or for which the quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees.  Factors used in determining appropriate fair value methodologies include, but are not limited to, the type of security, evaluation of the forces that influence the market in which the security is purchased and sold, fundamental analytical data, and information as to any transactions or offers with respect to the security.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date.  However, for financial reporting purposes, portfolio security transactions are reported on trade date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date, net of any applicable foreign taxes withheld.  Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Variable Insurance Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David C. Brown
David C. Brown, President
Date	November 27, 2006

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	November 27, 2006